Financial risks management- Fair value (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Fair value through profit and loss
Cash and cash equivalents:	[1]	$ 555.9	$ 648.5
Other investments	[1]	21.7	13.2
Money markets instruments
Fair value through profit and loss
Cash and cash equivalents:		471.4	616.8
Sovereign bonds
Fair value through other comprehensive income
Other investments:		384.1	546.0
Corporate bonds
Fair value through other comprehensive income
Other investments:		1,194.3	1,161.8
Equity instruments
Fair value through profit and loss
Other investments		21.7	13.2
Fair value through other comprehensive income
Other investments:		3.0	1.7
Derivative instruments
Loans and other liabilities:
Loans and other liabilities:		(12.4)	(16.9)
Level 1 | Money markets instruments
Fair value through profit and loss
Cash and cash equivalents:		471.4	616.8
Level 1 | Sovereign bonds
Fair value through other comprehensive income
Other investments:		384.1	546.0
Level 1 | Corporate bonds
Fair value through other comprehensive income
Other investments:		1,194.3	1,161.8
Level 1 | Equity instruments
Fair value through other comprehensive income
Other investments:		3.0	1.7
Level 3 | Equity instruments
Fair value through profit and loss
Other investments		21.7	13.2
Level 3 | Derivative instruments
Loans and other liabilities:
Loans and other liabilities:		$ (12.4)	$ (16.9)

[1]	See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.